Finance income and costs	12 Months Ended
Dec. 31, 2017
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Finance income and costs
8.	Finance income and costs

Recognized in the statement of profit or loss:

	2017	2016	2015
Fair value gains on derivative financial instruments	589,555	385,560	1,070
Interest income on bank deposits	278,599	158,206	303,221
Interest income on financial assets measured at amortized cost	185,004	445,943	436,024
Credit finance income	36,186	74,522	13,865
Other	1,105	563	1,859

Finance income	1,090,449	1,064,794	756,039

Net foreign exchange losses	(718,501)	(782,463)	(489,320)
Interest expenses for financial liabilities measured at amortized cost	(385,386)	(343,290)	(224,724)
Interest expenses for derivative financial instruments	(244,841)	(93,038)	—
Late payment interest expense	(29,115)	—	(68,083)
Option premium charges	(27,172)	(10,114)	(2,290)
Other	(8,300)	(8,688)	(15,097)

Finance costs	(1,413,315)	(1,237,593)	(799,514)

Net finance costs	(322,866)	(172,799)	(43,475)

Finance incomes for the years ended 31 December 2017, 2016 and 2015 are mainly attributable to interest income on contracted handset sales, changes in fair value of derivative financial instruments and interest income on bank deposits.

Foreign exchange losses mainly include foreign exchange losses on borrowings and bonds issued amounting to TL 920,862 and TL 113,081 as of 31 December 2017.

Finance costs for year ended 31 December 2016 and 2015 is mainly attributable to the financing costs of borrowings, 4.5G license fees payable, foreign exchange losses of Belarusian Telecom operating in Belarus and foreign exchange losses of lifecell operating in Ukraine. Foreign exchange losses from Belarusian Telecom and lifecell exclude foreign exchange losses incurred in the foreign operations’ individual financial statements which have been recognized directly in equity under foreign currency translation reserve in the consolidated financial statements in accordance with the accounting policy for net investment in foreign operations as disclosed in Note 2c.